Financial instruments and risk management	12 Months Ended
Aug. 31, 2020
Financial instruments and risk management
Financial instruments and risk management

22.Financial instruments and risk management

The Company is exposed to risks that arise from its use of financial instruments. This note describes the Company’s objectives, policies and processes for managing those risks and the methods used to measure them.

Fair value measurement and hierarchy

The fair value measurement of the Company’s financial and non-financial assets and liabilities utilizes market observable inputs and data as far as possible. Inputs used in determining fair value measurements are categorized into different levels based on how observable the inputs used in the valuation technique utilized are (the “fair value hierarchy”):

-	Level 1: Quoted prices in active markets for identical items (unadjusted);
-	Level 2: Observable direct or indirect inputs other than Level 1 inputs; and
-	Level 3: Unobservable inputs (i.e., not derived from market data).

The classification of an item into the above levels is based on the lowest level of the inputs used that has a significant effect on the fair value measurement of the item. Transfers of items between levels are recognized in the period they occur.

The carrying amount of trade and other receivables, advances to related parties, trade and other payables and advances from related parties are assumed to approximate their fair value due to their short-term nature.

The fair value of financial liabilities is estimated by discounting the remaining contractual maturities at the current market interest rate that is available for similar financial liabilities.

Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has a strict code of credit, including obtaining instalment payments, obtaining agency credit information and setting appropriate credit limits. The maximum exposure to credit risk at the reporting date, is the carrying amount of financial assets. The Company does not hold any collateral.

Generally, trade receivables are written off when there is no reasonable expectation of recovery. Indicators of this include the failure for a debtor to engage in a repayment plan, no active enforcement activity and a failure to make contractual payments.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting its financial obligations as they fall due. The Company is exposed to liquidity risk primarily from its trade and other payables and long-term debt. The Company believes that its recurring financial resources are adequate to cover all its expenditures.

				Greater
	Contractual	Less than		than
	cash flows	one year	1-5 years	5 years
	$	$	$	$
August 31, 2020
Bank indebtedness	170,000	170,000	—	—
Trade and other payables	639,837	639,837	—	—
Long-term debt	411,737	57,249	281,704	72,784
	1,221,574	867,086	281,704	72,784
August 31, 2019
Bank indebtedness	283,813	283,813	—	—
Trade and other payables	376,303	376,303	—	—
Advances from related parties	1,050,064	—	1,050,064	—
Long-term debt	136,810	17,628	47,578	71,604
	1,846,990	677,744	1,097,642	71,604

Interest rate risk

The Company is exposed to interest rate risk on its variable rate bank indebtedness and variable and fixed rate long-term debt. Fixed-rate borrowings expose the Company to fair value risk while variable rate borrowings expose the Company to cash flow risk.

Foreign exchange risk

Foreign exchange risk is the risk that the value of a financial instrument will fluctuate due to changes in foreign exchange rates. The Company has certain financial assets and liabilities denominated in United States dollars. The Canadian dollar equivalent carrying amounts of these assets and liabilities are as follows:

	2020	2019
	$	$
Cash	88,952	—
Trade and other payables	42,201	64,499